CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and balances at central bank
Cash		$ 8,510,449	$ 8,830,305
Due from central banks	[1],[2]	7,590,076	11,248,230
Due from other private financial entities		4,955,506	7,607,921
Checks on hold		221,841	214,004
Remittances of domestic negotiated checks in transit		96,828	74,524
Total cash and due from banks		21,374,700	27,974,984
Money market transactions
Interbank borrowings		3,717,447	3,983,699
Reverse repurchase agreements and other similar secured loans		6,373,029	7,840,926
Total money market transactions		10,090,476	11,824,625
Total cash and cash equivalents		$ 31,465,176	$ 39,799,609	$ 28,694,083	$ 31,645,291

[1]	According to External Resolution No. 20 of 2020 of Banco de la República Colombia, which amends External Resolution No. 5 of 2008 issued by the Colombian Central Bank, Bancolombia S.A. must maintain, the equivalent of 8% of the deposits mentioned in Article 1, paragraph (a), and the equivalent of 3.5% of its customer’s deposits with a maturity of less than 18 months (paragraph b), as ordinary reserve, represented in deposits at the Central Bank or as cash in hand. In addition, according to Resolution Number 177 of 2002 issued by the Guatemala Monetary Board, Grupo Agromercantil Holding through its subsidiary Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% of its customer’s deposits daily balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. Additionally, circular SBP-DR-0011-2024 dated January 30, 2024, communicates the decision of the Superintendency of Banks of Panama to maintain the percentage established in the General Resolution of the Board of Directors SBP-GJD-0003-2014 dated January 28, 2014, which sets at 30.00% the minimum legal liquidity rate that Panamanian banks must maintain. Finally, in accordance with temporary rule NPBT-12, which is effective from March 27, 2024, to September 24, 2024, Banco Agrícola must maintain an equivalent average daily amount of its deposits and debt instruments in issue as a liquidity reserve between 1.00% and 16.00% represented in unrestricted deposits or debt instruments in issue by El Salvador Central Bank. Once the complete term established, the bank continues with the Technical Norm (NRP-28), issued by the Central Bank, where the Bank must maintain an equivalent amount between 1.00% and 18.00%, which has been in effect since 23 June 2021.
[2]	The variation corresponds mainly the effect of the usual transactionality of the operation of Bancolombia and the cancellation of interest-bearing deposits of COP 3.5 billion opened in December 2023 and cancelled in January 2024.